Note 17 - Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Cash Flow, Supplemental Disclosures [Text Block]
(17
)
Supplemental
Cash
Flow
Information

Cash payments for the following were made during the years ended
December
31:

	201 6	2015	2014

Interest Expense	$6,529,615	$6,536,994	$7,898,543

Income Taxes	$3,365,000	$4,738,000	$113,000

Noncash financing and investing activities for the years ended
December
31
are as follows:

	201 6	2015	2014

Acquisitions of Real Estate Through Loan Foreclosures	$5,664,554	$7,536,165	$3,852,848

Change in Unrealized Gain (Loss) on AFS Investment Securities	$(890,590)	$622,155	$6,409,171